DEBT	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
DEBT	DEBT

(in thousands of $)	2024	2023
$150.0 million term loan and revolving facility	100,000	—
$180.0 million term loan	174,381	—
$360.0 million term loan and revolving facility	282,216	—
$85.0 million term loan	83,028	—
$40.0 million term loan	37,500	39,500
$80.0 million term loan	74,000	78,000
$233.0 million term loan	—	181,368
$250.0 million term loan	173,588	224,021
$275.0 million term loan and revolving facility	169,718	241,830
$175.0 million term loan and revolving facility	—	127,297
$260.0 million lease financing	219,762	232,143
$304.0 million term loan and revolving facility	—	197,926
$120.0 million term loan	—	58,588
Total U.S. dollar denominated floating rate debt	1,314,193	1,380,673
Deferred charges	(11,666)	(10,606)
Total debt	1,302,527	1,370,067
Current portion of debt	(113,848)	(109,309)
Long-term portion of debt	1,188,679	1,260,758
Movements in 2024, 2023 and 2022 are summarized as follows:

(in thousands of $)	Floating rate debt	Deferred charges	Total
Balance as of December 31, 2021	1,273,723	(11,378)	1,262,345
Loan repayments	(417,217)	—	(417,217)
Loan draw downs	275,000	—	275,000
Capitalized financing fees and expenses	—	(2,890)	(2,890)
Amortization of debt issuance cost	—	3,618	3,618
Balance as of December 31, 2022	1,131,506	(10,650)	1,120,856
Loan repayments	(385,413)	—	(385,413)
Loan draw downs	634,580	—	634,580
Capitalized financing fees and expenses	—	(4,722)	(4,722)
Amortization of debt issuance cost	—	4,766	4,766
Balance as of December 31, 2023	1,380,673	(10,606)	1,370,067
Loan repayments	(741,500)	—	(741,500)
Loan draw downs	675,020	—	675,020
Capitalized financing fees and expenses	—	(6,654)	(6,654)
Amortization of debt issuance cost	—	5,594	5,594
Balance as of December 31, 2024	1,314,193	(11,666)	1,302,527

A summary of our interest bearing loans and borrowings, including lease financing, as of December 31, 2024 is as follows:

$150.0 million term loan facility
In October 2024, we entered into a $150.0 million sustainability linked term loan facility with a group of first tier European shipping banks to refinance our obligations under the $175.0 million loan facility described below. The loan facility is secured by six Newcastlemax vessels, and has a five-year tenor and an age adjusted amortization profile of 20 years. The facility is priced with an interest rate of SOFR plus a margin of 165 basis points per annum, and includes a sustainability linked pricing element with an additional 5 basis points pricing adjustment dependent on emission reduction performance. Repayments are made on a quarterly basis from first quarter of 2025 onward, with a balloon payment of $0.9 million at maturity, in addition to all undrawn amounts of the revolving credit facility. During 2024, we drew $100.0 million under the facility and there was an available undrawn amount of $50.0 million.

$180.0 million term loan facility
In April 2024, we signed a $180.0 million sustainability linked term loan facility to refinance six Newcastlemax vessels under the $233.0 million facility described below. The financing has a five-year tenor and a linear age adjusted amortization profile of 20 years. The facility is priced with an interest rate of SOFR plus a margin of 160 basis points per annum, and includes a sustainability linked pricing element with an additional 5 basis points pricing adjustment dependent on emission reduction performance. Repayments are made on a quarterly basis from third quarter of 2024 onward, with a balloon payment of $126.6 million at maturity. During 2024, $5.6 million was repaid.

$360.0 million term loan facility
In February 2024, we signed a $360.0 million sustainability linked credit facility to refinance our obligations under the $120.0 million and $304.0 million loan facilities described below. The loan facility is secured by 19 vessels, and has a five-year tenor and an age adjusted amortization profile of 20 years. The facility is priced with an interest rate of SOFR plus a margin of 175 basis points per annum, and includes a sustainability linked pricing element with an additional 5 basis points pricing adjustment dependent on emission reduction performance. Repayments are made on a quarterly basis from second quarter of 2024 onward, with a balloon payment of $164.4 million at maturity, in addition to all undrawn amounts of the revolving credit facility. During 2024, $27.8 million was repaid, which included repayment of debt in connection to the sale of Golden Diamond of $6.6 million. There was an available undrawn amount of $50.0 million.

$85.0 million lease financing
In December 2023, we signed a sale and leaseback agreement for an amount of $85.0 million to partially finance the four Kamsarmax newbuildings to be delivered during 2024. The lease financing has a ten-year tenor and an interest rate of SOFR plus a margin of 185 basis points per annum. The lease is repaid over a straight-line amortization profile of 21 years and with purchase options throughout the term and at maturity,with the purchase options being the "Net Purchase Option Price"
equivalent to the amount of the outstanding capital element at the purchase option exercise date. As of December 31, 2024, all four newbuildings were delivered and we drew $85.0 million under the facility. During 2024, $2.0 million was repaid.

$40.0 million term loan facility
In July 2023, we entered into a $40.0 million credit facility to partially finance the two Kamsarmax newbuildings delivered during the third quarter of 2023. The facility has a seven-year tenor and an interest rate of SOFR plus a margin of 175 basis points per annum. Repayments are made on a quarterly basis from fourth quarter of 2023 onward, with a balloon payment of $26.5 million at maturity. During 2024, $2.0 million was repaid and there was no available undrawn amount.

$80.0 million term loan facility
In April 2023, we signed an agreement for a $80.0 million facility to partially finance the four Kamsarmax newbuildings delivered during the second quarter of 2023. The facility has a seven-year tenor and an interest rate of SOFR plus a margin of 180 basis points per annum. Repayments are made on a quarterly basis from third quarter of 2023 onward, with a balloon payment of $52.0 million at maturity. During 2024, $4.0 million (2023: $2.0 million) was repaid and there was no available undrawn amount.

$250.0 million term loan facility
In January 2023, we signed a loan agreement for a $250.0 million credit facility with a group of leading shipping banks The facility has an interest rate of SOFR plus a margin of 180 basis points and matures in January 2028 and is secured by a fleet of 16 Capesize, Kamsarmax and Panamax vessels. Repayments are made on a quarterly basis from second quarter of 2023 onward, with a balloon payment of $112.1 million at maturity. During 2024, $50.4 million (2023: $26.0 million) was repaid, which included repayment of debt in connection to the sale of Golden Bull ($7.7 million), Golden Ruby ($8.1 million) and Golden Gayle ($12.4 million). There was no available undrawn amount.

$275.0 million term loan facility
In May 2022, we signed a loan agreement for a $275.0 million term loan and revolving facility. The facility bears an interest of SOFR plus a margin of 190 basis points. It also includes a $50.0 million non-amortizing revolving credit tranche. All tranches under the $275.0 million term loan facility and revolving credit tranche mature in May 2027. Repayments are made on a quarterly basis from third quarter of 2022 onward, with a balloon payment of $114.4 million at maturity, in addition to all undrawn amounts of the revolving credit facility. During 2024, $72.1 million (2023: $22.1 million) was repaid, which included a $50 million repayment of the revolving credit tranche, leaving an available undrawn amount of $50.0 million.

$260.0 million lease financing
In August 2021, we signed a sale and leaseback agreement for an amount of $260.0 million, refinancing the remaining nine vessels and three newbuildings financed by the Sterna Facility. The lease financing has a seven-year tenor, bears an interest of SOFR plus a margin of 200 basis points, has a straight line amortization profile of 21 years and has purchase options throughout the term, with a purchase obligation at maturity. Repayments are made on a quarterly basis from fourth quarter of 2021 onward. During 2024, $12.4 million (2023: $12.4 million) was repaid and there was no available undrawn amount.

A summary of our interest bearing loans and borrowings, including lease financing, that has been refinanced during the year ended December 31, 2024 and 2023 is as follows:

$175.0 million term loan facility (refinanced)
This facility had a five-year tenor and a 19-year age adjusted repayment profile. The facility carried interest of SOFR plus a margin of 216 basis points. In 2024, we refinanced and fully repaid the outstanding amounts under the $175.0 million loan facility and drew down on the $150.0 million loan facility described above. In total, during 2024, $127.3 million (2023: $35.1 million, including $25.0 million on the revolving credit tranche) was repaid, including $25.0 million on the revolving credit tranche, leaving an available undrawn amount of $50.0 million before the loan facility was refinanced.

$304.0 million term loan facility (refinanced)
This facility had a five-year tenor and a 20-year age adjusted repayment profile. The facility carried interest of SOFR plus a margin of 261 basis points. In 2024, we refinanced and fully repaid the outstanding amounts under the $304.0 million loan facility and drew down on the $360.0 million loan facility described above. In total, during 2024, $197.9 million (2023: $18.7 million) was repaid.

$120.0 million term loan facility (refinanced)
This facility had a seven-year tenor and a 20-year age adjusted amortization profile. The facility carried interest of SOFR plus a margin of 251 basis points. In 2024, we refinanced and fully repaid the outstanding amounts under the $120.0 million loan facility and drew down on the $360.0 million loan facility described above. In total, during 2024, $58.6 million (2023: $5.0 million) was repaid.

$233.0 million term loan facility (refinanced)
This facility had a two-year tenor and a 20-year age adjusted amortization profile. The facility carried interest of SOFR plus a margin of 190 basis points. In 2024, we refinanced and fully repaid the outstanding amounts under the $233.0 million loan facility and drew down on the $180.0 million loan facility described above. In total, during 2024, $181.4 million (2023: $33.2 million) was repaid.

Financial covenants
Our loan agreements contain loan-to-value clauses, which could require us to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements contain certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital as defined in the loan agreement and a value adjusted equity covenant. Under most of our debt facilities the aggregate value of the collateral vessels shall not fall below 130% of the loan outstanding, depending on the facility (for $150 million loan facility, the value should not fall below 135%. For $40 million loan facility, the value should not fall below 125%. For $260 million and $85 million lease financings, the value should not fall below 115%). We need to maintain free cash of at least $20 million or 5% of total interest bearing debt, maintain positive working capital and maintain a value adjusted equity of at least 25% of value adjusted total assets.

With regards to free cash, we have covenanted to retain at least $68.5 million of cash and cash equivalents as of December 31, 2024 (December 31, 2023: $72.9 million) and in accordance with our accounting policy this is classified under cash and cash equivalents. In addition, none of our vessel owning subsidiaries may sell, transfer or otherwise dispose of their interests in the vessels they own without the prior written consent of the applicable lenders unless, in the case of a vessel sale, the outstanding borrowings under the credit facility applicable to that vessel are repaid in full. Failure to comply with any of the covenants in the loan agreements could result in a default, which would permit the lender to accelerate the maturity of the debt and to foreclose upon any collateral securing the debt. Under those circumstances, we might not have sufficient funds or other resources to satisfy our obligations.

As of December 31, 2024 and December 31, 2023, we were in compliance with our financial covenants.

On March 4, 2025, CMB.TECH, through its subsidiary CMB.TECH Bermuda Ltd., entered into a share purchase agreement with Hemen to purchase all of Hemen’s 81,363,730 of our common shares at a purchase price of $14.49 per common share (the “Share Purchase”). Following the closing of the Share Purchase on March 12, 2025, Hemen ceased to hold any of our common shares of the Company. All of our loan agreements contain a change of control compliance clause that prohibits any person, other than Hemen Holdings Limited (“Hemen”) and certain of its affiliates, without the lenders prior written approval from either acquiring (directly or indirectly): (i) more than 33.33% of the shares or the votes of the Company; or (ii) the right to control the appointment of a majority of the members of the Board of Directors of the Company. The Share Purchase has resulted in a breach of change of control compliance clause described above for all our loan agreements with the total outstanding debt of $1,314.2 million as of December 31, 2024. Although we are not currently in default, our lenders may declare a default if they serve a notice of non-compliance and we fail to rectify the issue within 14 days period. As of March 20, 2025, the Company has not received any request to rectify the non-compliance. We are currently in discussions with our existing lenders to address the change in the Company’s largest shareholder as a result of the Share Purchase, and the discussions have not resulted in any rejections as of March 20, 2025.

Additionally, CMB.TECH has identified syndicate banks to refinance all or part of our current outstanding debt and has entered into credit committee approved commitment letters with these banks as of March 4, 2025 for outstanding borrowings of up to $2.0 billion, that are subject only to the execution of satisfactory documentation and customary covenants and closing conditions. If we are unable to reach agreements with our existing lenders, we plan on refinancing our existing debt with the committed financing described above, which may have, among others, the expected terms, as follows: Golden Ocean is the borrower, the guarantors are CMB.TECH, and the subsidiaries of Golden Ocean that own the vessels are serving as collateral under the loan. The financing is expected to have a 5-year tenor and a linear age adjusted amortization profile of 20 years. The facility is expected to be priced with an interest rate of SOFR plus a market-based margin.

Deferred charges
Debt issuance costs of $11.7 million as of December 31, 2024 (2023: $10.6 million) are presented as a deduction from the carrying value of our debt.
The outstanding debt as of December 31, 2024 is repayable as follows:

(in thousands of $)
2025	113,848
2026	113,848
2027	217,223
2028	353,627
2029	371,360
Thereafter	144,287
Total U.S. dollar denominated floating rate debt	1,314,193
Deferred charges	(11,666)
Total debt	1,302,527

Assets pledged
As of December 31, 2024, 83 vessels (2023: 83 vessels) with an aggregate carrying value of $2,959.1 million (2023: $2,987.4 million) were pledged as security for our floating rate debt.

Weighted average interest
The weighted average interest rate related to our floating rate debt (margin excluding SOFR) as of December 31, 2024 and 2023 was 1.80% and 2.05%, respectively.